UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins
Treasurer & Chief Financial Officer
VanEck Vectors ETF Trust
666 Third Avenue
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	December 31,
Date of reporting period:	March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Australia: 3.6%
4,437,191	Incitec Pivot Ltd. #	$10,867,546
559,188	Nufarm Ltd. #	3,222,896
1,849,913	Treasury Wine Estates Ltd. #	13,707,855
		27,798,297
Canada: 7.7%
320,630	Agrium, Inc. (USD) †	28,308,423
1,830,198	Potash Corp. of Saskatchewan, Inc. (USD)	31,149,970
		59,458,393
Chile: 0.4%
152,707	Sociedad Quimica y Minera de Chile SA (ADR)	3,138,129
China / Hong Kong: 1.4%
11,257,000	China Huishan Dairy Holdings Co. Ltd. † #	4,239,088
6,484,000	Goldin Financial Holdings Ltd. * † #	6,691,079
		10,930,167
Denmark: 0.6%
122,447	Bakkafrost P/F (NOK) #	4,740,144
Germany: 1.8%
592,204	K+S AG † #	13,832,567
Indonesia: 0.8%
22,324,100	Charoen Pokphand Indonesia Tbk PT #	6,039,599
Israel: 0.9%
1,578,245	Israel Chemicals Ltd. (USD)	6,770,671
Japan: 6.5%
2,842,130	Kubota Corp. #	38,846,139
521,000	Nippon Meat Packers, Inc. #	11,483,003
		50,329,142
Malaysia: 3.1%
4,188,100	Felda Global Ventures Holdings Bhd #	1,620,614
7,624,255	IOI Corp. Bhd #	8,934,347
1,123,370	Kuala Lumpur Kepong Bhd #	6,909,013
1,544,700	PPB Group Bhd #	6,609,465
		24,073,439
Netherlands: 0.4%
175,688	OCI NV * † #	3,437,691
Norway: 3.7%
821,630	Marine Harvest ASA (ADR) †	12,587,372
434,075	Yara International ASA #	16,301,876
		28,889,248
Russia: 1.1%
396,716	PhosAgro OAO (GDR) Reg S	5,593,696
1,275,330	Uralkali PJSC * #	3,243,220
		8,836,916
Singapore: 2.7%
1,520,500	First Resources Ltd. † #	2,283,594
15,366,845	Golden Agri-Resources Ltd. #	4,679,333
5,670,951	Wilmar International Ltd. #	14,154,519
		21,117,446
South Africa: 0.2%
234,108	Tongaat Hulett Ltd.	1,662,377
South Korea: 0.5%
104,550	Komipharm International Co. Ltd. * #	3,710,347
Switzerland: 8.1%
752,405	Syngenta AG (ADR) †	62,314,182
Taiwan: 0.5%
2,311,000	Taiwan Fertilizer Co. Ltd. #	3,496,586
Thailand: 1.4%
15,332,636	Charoen Pokphand Foods (NVDR) † #	10,628,827
Ukraine: 0.3%
135,599	Kernel Holding SA #	1,941,612
United Kingdom: 2.2%
2,486,463	CNH Industrial NV (USD) †	16,808,490
United States: 52.1%
130,103	AGCO Corp. †	6,466,119
61,508	Andersons, Inc.	1,931,966
1,283,069	Archer-Daniels-Midland Co.	46,588,235
58,542	Balchem Corp.	3,630,775
353,323	Bunge Ltd.	20,022,814
555,304	CF Industries Holdings, Inc.	17,403,227
650,033	Deere & Co. †	50,046,041
277,072	FMC Corp. †	11,185,397
166,407	IDEXX Laboratories, Inc. *	13,032,996
695,333	Monsanto Co.	61,008,517
807,125	Mosaic Co. †	21,792,375
81,097	Neogen Corp. *	4,083,234
181,341	Pilgrim’s Pride Corp. * †	4,606,061
53,087	Sanderson Farms, Inc. †	4,787,386
133,096	Toro Co.	11,462,228
302,077	Tractor Supply Co.	27,325,885
641,823	Tyson Foods, Inc.	42,783,921
1,230,587	Zoetis, Inc.	54,551,922
		402,709,099
Total Common Stocks (Cost: $897,823,350)		772,663,369
MONEY MARKET FUND: 0.0% (Cost: $733)
733	Dreyfus Government Cash Management Fund	733
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $897,824,083)		772,664,102

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 14.1%
Repurchase Agreements: 14.1%
$2,444,832	Repurchase agreement dated 3/31/16 with Credit Agricole CIB, 0.28%, due 4/1/16, proceeds $2,444,851; (collateralized by U.S. government obligations, 1.25%, due 3/31/21, valued at $2,493,731 including accrued interest)	2,444,832
25,897,532	Repurchase agreement dated 3/31/16 with Daiwa Capital Markets America, Inc., 0.36%, due 4/1/16, proceeds $25,897,791; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 5/31/16 to 9/9/49, valued at $26,415,483 including accrued interest)	25,897,532
3,006,407	Repurchase agreement dated 3/31/16 with JP Morgan Securities LLC, 0.31%, due 4/1/16, proceeds $3,006,433; (collateralized by various U.S. government and agency obligations, 0.88% to 1.38%, due 2/28/17 to 3/31/20, valued at $3,066,566 including accrued interest)	3,006,407
25,897,532	Repurchase agreement dated 3/31/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.30%, due 4/1/16, proceeds $25,897,748; (collateralized by various U.S. government and agency obligations, 1.41% to 7.00%, due 5/15/24 to 1/20/66, valued at $26,415,483 including accrued interest)	25,897,532
25,897,532	Repurchase agreement dated 3/31/16 with Mizuho Securities USA, Inc. , 0.34%, due 4/1/16, proceeds $25,897,777; (collateralized by various U.S. government and agency obligations, 1.94% to 9.50%, due 10/1/19 to 6/1/44, valued at $26,415,483 including accrued interest)	25,897,532
25,897,532	Repurchase agreement dated 3/31/16 with RBC Capital Markets LLC, 0.28%, due 4/1/16, proceeds $25,897,733; (collateralized by various U.S. government and agency obligations, 1.75% to 6.00%, due 6/1/18 to 4/1/46, valued at $26,415,483 including accrued interest)	25,897,532
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $109,041,367)		109,041,367
Total Investments: 114.1% (Cost: $1,006,865,450)		881,705,469
Liabilities in excess of other assets: (14.1)%		(109,217,144)
NET ASSETS: 100.0%		$772,488,325

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $103,005,162.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $201,620,960 which represents 26.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	3.5%	$27,325,885
Consumer Staples	30.1	232,941,145
Financials	0.9	6,691,079
Health Care	9.8	75,378,499
Industrials	16.0	123,629,017
Materials	39.7	306,697,744
Money Market Fund	0.0	733
	100.0%	$772,664,102

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$27,798,297	$—	$27,798,297
Canada	59,458,393	—	—	59,458,393
Chile	3,138,129	—	—	3,138,129
China / Hong Kong	—	10,930,167	—	10,930,167
Denmark	—	4,740,144	—	4,740,144
Germany	—	13,832,567	—	13,832,567
Indonesia	—	6,039,599	—	6,039,599
Israel	6,770,671	—	—	6,770,671
Japan	—	50,329,142	—	50,329,142
Malaysia	—	24,073,439	—	24,073,439
Netherlands	—	3,437,691	—	3,437,691
Norway	12,587,372	16,301,876	—	28,889,248
Russia	5,593,696	3,243,220	—	8,836,916
Singapore	—	21,117,446	—	21,117,446
South Africa	1,662,377	—	—	1,662,377
South Korea	—	3,710,347	—	3,710,347
Switzerland	62,314,182	—	—	62,314,182
Taiwan	—	3,496,586	—	3,496,586
Thailand	—	10,628,827	—	10,628,827
Ukraine	—	1,941,612	—	1,941,612
United Kingdom	16,808,490	—	—	16,808,490
United States	402,709,099	—	—	402,709,099
Money Market Fund	733	—	—	733
Repurchase Agreements	—	109,041,367	—	109,041,367
Total	$571,043,142	$310,662,327	$—	$881,705,469

During the period ended March 31, 2016, transfers of securities from Level 2 to Level 1 were $5,492,880. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

COAL ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Australia: 18.3%
1,203,022	Aurizon Holdings Ltd. #	$3,668,538
803,513	New Hope Corp. Ltd. #	807,425
208,554	Washington H Soul Pattinson & Co. Ltd. #	2,678,660
2,314,776	Whitehaven Coal Ltd. * #	1,164,740
		8,319,363
Canada: 12.3%
422,924	Teck Cominco Ltd. (USD)	3,218,452
177,345	Westshore Terminals Investment Corp.	2,381,602
		5,600,054
China / Hong Kong: 22.7%
5,254,095	China Coal Energy Co. Ltd. #	2,180,096
2,323,908	China Shenhua Energy Co. Ltd. #	3,656,783
13,100,067	Fushan International Energy Group Ltd. #	1,657,722
23,660,000	National United Resources Holdings Ltd. * #	639,879
414,603	Yanzhou Coal Mining Co. Ltd. (ADR)	2,184,958
		10,319,438
Indonesia: 16.4%
38,396,815	Adaro Energy Tbk PT #	1,864,813
2,124,252	Indo Tambangraya Megah Tbk PT #	1,059,593
3,341,700	Tambang Batubara Bukit Asam Tbk PT #	1,580,415
2,569,000	United Tractors Tbk PT #	2,963,336
		7,468,157
Philippines: 4.7%
754,500	Semirara Mining and Power Corp. #	2,152,283
Poland: 1.4%
62,119	Lubelski Wegiel Bogdanka SA #	640,436
Russia: 0.5%
679,890	Raspadskaya OAO * #	250,890
South Africa: 4.3%
401,755	Exxaro Resources Ltd. #	1,960,090
Thailand: 5.3%
5,068,400	Banpu PCL (NVDR) #	2,399,509
United States: 14.2%
175,502	Cloud Peak Energy, Inc. *	342,229
188,319	Consol Energy, Inc.	2,126,121
45,753	FreightCar America, Inc.	712,832
128,776	Joy Global, Inc.	2,069,430
189,110	SunCoke Energy, Inc.	1,229,215
		6,479,827
Total Common Stocks (Cost: $90,077,979)		45,590,047
MONEY MARKET FUND: 0.2% (Cost: $66,967)
66,967	Dreyfus Government Cash Management Fund	66,967
Total Investments: 100.3% (Cost: $90,144,946)		45,657,014
Liabilities in excess of other assets: (0.3)%		(129,023)
NET ASSETS: 100.0%		$45,527,991

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $31,325,208 which represents 68.8% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	1.4%	$639,879
Energy	58.7	26,798,151
Industrials	25.9	11,795,738
Materials	13.9	6,356,279
Money Market Fund	0.1	66,967
	100.0%	$45,657,014

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$8,319,363	$—	$8,319,363
Canada	5,600,054	—	—	5,600,054
China / Hong Kong	2,184,958	8,134,480	—	10,319,438
Indonesia	—	7,468,157	—	7,468,157
Philippines	—	2,152,283	—	2,152,283
Poland	—	640,436	—	640,436
Russia	—	250,890	—	250,890
South Africa	—	1,960,090	—	1,960,090
Thailand	—	2,399,509	—	2,399,509
United States	6,479,827	—	—	6,479,827
Money Market Fund	66,967	—	—	66,967
Total	$14,331,806	$31,325,208	$—	$45,657,014

There were no transfers between levels during the period ended March 31, 2016.

See Notes to Schedules of Investments

GLOBAL ALTERNATIVE ENERGY ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Austria: 0.7%
51,047	Verbund - Oesterreichische Elektrizis AG † #	$652,230
Canada: 1.3%
63,647	Canadian Solar, Inc. (USD) * †	1,227,114
China / Hong Kong: 12.2%
2,444,000	China High Speed Transmission Equipment Group Co. Ltd. * #	2,036,247
3,755,000	China Longyuan Power Group Corp. Ltd. #	2,779,130
505,200	Dongfang Electric Corp. Machinery Co. Ltd. #	417,931
20,311,600	GCL-Poly Energy Holdings Ltd. #	3,356,843
46,588	JinkoSolar Holding Co. Ltd. (ADR) * †	974,155
102,265	Trina Solar Ltd. (ADR) * †	1,016,514
665,800	Xinjiang Goldwind Science & Technology Co. Ltd. † #	955,090
		11,535,910
Denmark: 10.2%
136,841	Vestas Wind Systems A/S † #	9,657,341
Germany: 3.5%
89,967	Nordex SE * #	2,465,457
15,991	SMA Solar Technology AG * † #	832,410
		3,297,867
Japan: 3.9%
161,604	Kurita Water Industries Ltd. #	3,685,843
Spain: 9.0%
292,448	EDP Renovaveis SA #	2,232,504
318,953	Gamesa Corp. Tecnologica SA #	6,285,882
		8,518,386
Sweden: 4.8%
132,766	Nibe Industrier AB #	4,556,519
United States: 54.2%
170,331	Covanta Holding Corp. †	2,871,781
148,420	Cree, Inc. * †	4,319,022
152,793	Eaton Corp. Plc	9,558,730
63,706	EnerSys, Inc.	3,549,698
112,175	First Solar, Inc. *	7,680,622
53,325	Green Plains Renewable Energy, Inc.	851,067
54,739	Itron, Inc. *	2,283,711
52,978	Ormat Technologies, Inc. †	2,184,813
41,341	Power Integrations, Inc.	2,052,994
93,271	Solarcity Corp. * †	2,292,601
539,286	SunEdison, Inc. * †	291,322
85,574	Sunpower Corp. * †	1,911,723
44,241	Tesla Motors, Inc. * †	10,165,255
59,102	Veeco Instruments, Inc. *	1,151,307
		51,164,646
Total Common Stocks (Cost: $101,960,736)		94,295,856

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 27.9%
Repurchase Agreements: 27.9%
$6,252,630	Repurchase agreement dated 3/31/16 with BNP Paribas Securities Corp. , 0.31%, due 4/1/16, proceeds $6,252,684; (collateralized by various U.S. government and agency obligations, 0.00% to 8.50%, due 11/15/16 to 2/1/46, valued at $6,377,683 including accrued interest)	6,252,630
6,252,630	Repurchase agreement dated 3/31/16 with Daiwa Capital Markets America, Inc., 0.36%, due 4/1/16, proceeds $6,252,693; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 5/31/16 to 9/9/49, valued at $6,377,683 including accrued interest)	6,252,630
6,252,630	Repurchase agreement dated 3/31/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.30%, due 4/1/16, proceeds $6,252,682; (collateralized by various U.S. government and agency obligations, 1.41% to 7.00%, due 5/15/24 to 1/20/66, valued at $6,377,683 including accrued interest)	6,252,630
6,252,630	Repurchase agreement dated 3/31/16 with Mizuho Securities USA, Inc. , 0.34%, due 4/1/16, proceeds $6,252,689; (collateralized by various U.S. government and agency obligations, 1.94% to 9.50%, due 10/1/19 to 6/1/44, valued at $6,377,683 including accrued interest)	6,252,630
1,316,121	Repurchase agreement dated 3/31/16 with RBC Capital Markets LLC, 0.26%, due 4/1/16, proceeds $1,316,131; (collateralized by various U.S. government and agency obligations, 0.00% to 4.25%, due 5/15/16 to 8/15/40, valued at $1,342,444 including accrued interest)	1,316,121
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $26,326,641)		26,326,641
Total Investments: 127.7% (Cost: $128,287,377)		120,622,497
Liabilities in excess of other assets: (27.7)%		(26,144,794)
NET ASSETS: 100.0%		$94,477,703

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $25,597,572.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $39,913,427 which represents 42.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	10.8%	$10,165,255
Energy	0.9	851,067
Industrials	51.3	48,333,120
Information Technology	28.7	27,097,737
Utilities	8.3	7,848,677
	100.0%	$94,295,856

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Austria	$—	$652,230	$—	$652,230
Canada	1,227,114	—	—	1,227,114
China / Hong Kong	1,990,669	9,545,241	—	11,535,910
Denmark	—	9,657,341	—	9,657,341
Germany	—	3,297,867	—	3,297,867
Japan	—	3,685,843	—	3,685,843
Spain	—	8,518,386	—	8,518,386
Sweden	—	4,556,519	—	4,556,519
United States	51,164,646	—	—	51,164,646
Repurchase Agreements	—	26,326,641	—	26,326,641
Total	$54,382,429	$66,240,068	$—	$120,622,497

During the period ended March 31, 2016, transfers of securities from Level 1 to Level 2 were $ 615,677. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedule of Investments.

See Notes to Schedules of Investments

GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Australia: 11.2%
80,818,031	Evolution Mining Ltd. ‡ #	$93,308,827
25,635,121	Newcrest Mining Ltd. * #	332,911,713
33,074,187	Northern Star Resources Ltd. ‡ † #	86,576,589
33,507,900	OceanaGold Corp. ‡ † #	90,493,636
27,540,094	Regis Resources Ltd. ‡ #	51,236,640
27,569,095	St. Barbara Ltd. ‡ * #	42,161,373
		696,688,778
Canada: 52.7%
8,695,808	Agnico-Eagle Mines Ltd. (USD)	314,440,417
14,503,577	Alamos Gold, Inc. (USD) ‡	76,723,922
51,085,775	B2GOLD Corp. (USD) ‡ * †	84,802,386
38,992,243	Barrick Gold Corp. (USD)	529,514,660
13,192,988	Centerra Gold, Inc. ‡	61,505,058
9,454,154	Detour Gold Corp. ‡ *	149,474,235
39,486,986	Eldorado Gold Corp. (USD) ‡	124,778,876
8,664,465	First Majestic Silver Corp. (USD) ‡ *	56,145,733
5,938,781	Franco-Nevada Corp. (USD) †	364,522,378
27,789,136	Goldcorp, Inc. (USD)	451,017,677
21,703,256	IAMGOLD Corp. (USD) ‡ *	47,964,196
67,823,237	Kinross Gold Corp. (USD) ‡ * †	230,599,006
6,365,864	Kirkland Lake Gold, Inc. ‡ *	41,193,925
28,074,168	New Gold, Inc. (USD) ‡ *	104,716,647
5,852,965	Osisko Gold Royalties Ltd. ‡	62,762,863
8,375,149	Pan American Silver Corp. (USD) ‡	91,037,870
16,218,377	Semafo, Inc. ‡ *	58,054,881
16,419,996	Silver Wheaton Corp. (USD) †	272,243,534
52,186,021	Yamana Gold, Inc. (USD) ‡	158,645,504
		3,280,143,768
China / Hong Kong: 2.2%
48,167,000	Zhaojin Mining Industry Co. Ltd. ‡ † #	37,150,294
317,830,000	Zijin Mining Group Ltd. ‡ † #	97,831,635
		134,981,929
Peru: 1.6%
14,047,806	Cia de Minas Buenaventura SA (ADR) ‡ *	103,391,852
South Africa: 11.8%
20,687,771	AngloGold Ashanti Ltd. (ADR) ‡ *	283,215,585
43,131,288	Gold Fields Ltd. (ADR) ‡	169,937,275
24,327,078	Harmony Gold Mining Co. Ltd. (USD) ‡ *	88,550,564
12,627,829	Sibanye Gold Ltd. (ADR) ‡	191,564,166
		733,267,590
United Kingdom: 6.3%
63,486,026	Cenatamin Plc ‡ #	80,538,082
3,442,653	Randgold Resources Ltd. (ADR) †	312,627,319
		393,165,401
United States: 14.0%
16,083,117	Alacer Gold Corp. (CAD) ‡ *	29,220,553
20,860,601	Hecla Mining Co. ‡ †	57,992,471
17,709,598	Newmont Mining Corp.	470,721,115
3,617,115	Royal Gold, Inc. ‡	185,521,828
12,533,159	Tahoe Resources, Inc. ‡ †	125,707,585
		869,163,552
Total Common Stocks (Cost: $7,554,013,634)		6,210,802,870
MONEY MARKET FUND: 0.1% (Cost: $3,874,678)
3,874,678	Dreyfus Government Cash Management Fund	3,874,678
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $7,557,888,312)		6,214,677,548

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 3.1%
Repurchase Agreements: 3.1%
$46,331,251	Repurchase agreement dated 3/31/16 with BNP Paribas Securities Corp. , 0.31%, due 4/1/16, proceeds $46,331,650; (collateralized by various U.S. government and agency obligations, 0.00% to 8.50%, due 11/15/16 to 2/1/46, valued at $47,257,878 including accrued interest)	46,331,251
9,752,014	Repurchase agreement dated 3/31/16 with Credit Agricole CIB, 0.28%, due 4/1/16, proceeds $9,752,090; (collateralized by U.S. government obligations, 1.25%, due 3/31/21, valued at $9,947,063 including accrued interest)	9,752,014
46,331,251	Repurchase agreement dated 3/31/16 with Daiwa Capital Markets America, Inc., 0.36%, due 4/1/16, proceeds $46,331,714; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 5/31/16 to 9/9/49, valued at $47,257,876 including accrued interest)	46,331,251
46,331,251	Repurchase agreement dated 3/31/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.30%, due 4/1/16, proceeds $46,331,637; (collateralized by various U.S. government and agency obligations, 1.41% to 7.00%, due 5/15/24 to 1/20/66, valued at $47,257,876 including accrued interest)	46,331,251
46,331,251	Repurchase agreement dated 3/31/16 with Mizuho Securities USA, Inc. , 0.34%, due 4/1/16, proceeds $46,331,689; (collateralized by various U.S. government and agency obligations, 1.94% to 9.50%, due 10/1/19 to 6/1/44, valued at $47,257,876 including accrued interest)	46,331,251
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $195,077,018)		195,077,018
Total Investments: 103.0% (Cost: $7,752,965,330)		6,409,754,566
Liabilities in excess of other assets: (3.0)%		(188,792,844)
NET ASSETS: 100.0%		$6,220,961,722

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $180,873,706.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $912,208,789 which represents 14.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Gold	90.2%	$5,607,675,677
Precious Metals & Minerals	2.0	125,707,585
Silver	7.7	477,419,608
Money Market Fund	0.1	3,874,678
	100.0%	$6,214,677,548

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2016 is set forth below:

Affiliates	Value 12/31/15	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 03/31/16
Alacer Gold Corp.	$33,672,921	$7,765,822	$(13,476,315)	$(3,083,388)	$—	$29,220,553
Alamos Gold, Inc.	54,918,549	15,213,768	(27,188,071)	451,189	—	76,723,922
AngloGold Ashanti Ltd.	187,853,752	62,351,058	(142,257,470)	(124,999,728)	—	283,215,585
B2GOLD Corp.	61,483,463	15,110,312	(29,069,582)	(6,404,769)	—	84,802,386
Cenatamin Plc	70,939,054	19,055,207	(34,317,698)	6,888,760	—	80,538,082
Centerra Gold, Inc.	72,984,295	16,641,642	(27,554,075)	(2,249,420)	458,839	61,505,058
Cia de Minas Buenaventura SA	70,955,167	18,231,924	(33,518,306)	(38,630,619)	—	103,391,852
Detour Gold Corp.	115,259,336	33,829,124	(59,715,978)	11,849,577	—	149,474,235
Eldorado Gold Corp.	138,401,911	29,962,721	(53,602,072)	(55,849,449)	—	124,778,876
Evolution Mining Ltd.	96,237,854	23,909,098	(42,560,459)	5,214,091	701,763	93,308,827
First Majestic Silver Corp.	—	59,362,225	(1,005,026)	(19,116)	—	56,145,733
Gold Fields Ltd.	140,168,723	41,417,801	(69,949,351)	(24,559,065)	665,817	169,937,275
G-Resources Group Ltd.	41,016,138	8,791,696	(43,067,336)	(23,179,851)	—	—
Harmony Gold Mining Co. Ltd.	—	93,631,419	(1,592,807)	(22,229)	—	88,550,564
Hecla Mining Co.	46,472,985	12,216,702	(22,986,559)	(9,795,361)	58,256	57,992,471
IAMGOLD Corp.	36,143,902	10,825,088	(18,779,949)	(14,382,815)	—	47,964,196
Kinross Gold Corp.	135,689,716	40,995,042	(60,861,637)	(76,310,322)	—	230,599,006
Kirkland Lake Gold, Inc.	—	45,553,431	(715,592)	(70,661)	—	41,193,925
New Gold, Inc.	76,818,007	21,826,205	(41,684,212)	(26,635,127)	—	104,716,647
Northern Star Resources Ltd.	79,223,331	20,420,962	(38,757,046)	7,706,071	765,115	86,576,589
OceanaGold Corp.	76,440,254	21,281,948	(37,924,513)	4,680,562	1,620,609	90,493,636
Osisko Gold Royalties Ltd.	60,400,833	13,793,418	(16,738,737)	(1,010,536)	176,715	62,762,863
Pan American Silver Corp.	64,109,994	18,513,528	(34,633,107)	(6,310,028)	126,652	91,037,870
Regis Resources Ltd.	55,027,961	12,514,629	(21,878,043)	1,000,657	971,574	51,236,640
Royal Gold, Inc.	155,681,349	38,436,570	(71,583,239)	(13,662,074)	1,813,749	185,521,828
Semafo, Inc.	48,355,408	13,110,226	(23,253,771)	(23,046)	—	58,054,881
Sibanye Gold Ltd.	90,706,299	37,443,565	(72,324,625)	22,190,639	3,316,735	191,564,166
St. Barbara Ltd.	—	52,941,183	(741,977)	(172,848)	—	42,161,373
Tahoe Resources, Inc.	128,072,018	29,553,029	(53,780,886)	(4,644,372)	864,316	125,707,585
Yamana Gold, Inc.	114,499,902	33,247,636	(62,453,857)	(111,105,243)	259,247	158,645,504
Zhaojin Mining Industry Co. Ltd.	32,224,294	8,609,211	(16,065,907)	896,004	—	37,150,294
Zijin Mining Group Ltd.	98,209,214	23,346,879	(41,984,109)	2,700,054	—	97,831,635
	$2,381,966,630	$899,903,069	$(1,216,022,312)	$(479,542,463)	$11,799,387	$3,162,804,057

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$696,688,778	$—	$696,688,778
Canada	3,280,143,768	—	—	3,280,143,768
China / Hong Kong	—	134,981,929	—	134,981,929
Peru	103,391,852	—	—	103,391,852
South Africa	733,267,590	—	—	733,267,590
United Kingdom	312,627,319	80,538,082	—	393,165,401
United States	869,163,552	—	—	869,163,552
Money Market Fund	3,874,678	—	—	3,874,678
Repurchase Agreements	—	195,077,018	—	195,077,018
Total	$5,302,468,759	$1,107,285,807	$—	$6,409,754,566

There were no transfers between levels during the period ended March 31, 2016.

See Notes to Schedules of Investments

JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Australia: 9.5%
72,982,534	Beadell Resources Ltd. ‡ † #	$15,530,673
26,218,574	Independence Group NL ‡ † #	56,869,910
26,475,832	Regis Resources Ltd. ‡ † #	49,256,647
31,794,978	Resolute Mining Ltd. * #	13,064,095
48,742,738	Saracen Mineral Holdings Ltd. ‡ * † #	36,135,306
		170,856,631
Canada: 66.9%
18,457,861	Alamos Gold, Inc. (USD) ‡ †	97,642,085
9,434,788	Argonaut Gold, Inc. ‡ *	13,859,134
14,155,496	Asanko Gold, Inc. ‡ * †	30,205,396
60,272,206	B2Gold Corp. (USD) ‡ * †	100,051,862
6,499,974	Continental Gold, Inc. ‡ * †	8,643,516
7,688,044	Dundee Precious Metals, Inc. ‡ * †	12,482,038
8,198,934	Endeavour Silver Corp. (USD) ‡ * †	20,169,378
12,378,995	First Majestic Silver Corp. (USD) ‡ * †	80,215,888
9,166,471	Fortuna Silver Mines, Inc. (USD) ‡ *	35,749,237
7,939,765	Guyana Goldfields, Inc. ‡ * †	27,807,132
26,615,170	IAMGOLD Corp. (USD) ‡ * †	58,819,526
4,987,556	Kirkland Lake Gold, Inc. ‡ * †	32,274,803
26,949,631	Lake Shore Gold Corp. ‡ * †	39,379,027
3,215,592	MAG Silver Corp. * †	30,479,074
15,741,647	McEwen Mining, Inc. (USD) ‡ †	29,594,296
15,023,923	Novagold Resources, Inc. (USD) * †	75,720,572
6,897,493	Osisko Gold Royalties Ltd. ‡	73,963,607
7,629,102	Pan American Silver Corp. (USD) ‡ †	82,928,339
11,167,526	Premier Gold Mines Ltd. ‡ * †	26,765,109
9,199,438	Pretium Resources, Inc. (USD) ‡ * †	49,216,993
11,095,634	Primero Mining Corp. (USD) ‡ *	20,083,097
10,265,261	Sandstorm Gold Ltd. (USD) ‡ * †	33,772,709
2,988,354	Seabridge Gold, Inc. (USD) ‡ * †	32,752,360
15,861,756	Semafo, Inc. ‡ *	56,778,329
6,430,221	Silver Standard Resources, Inc. (USD) ‡ * †	35,687,726
13,554,203	Silvercorp Metals, Inc. ‡ †	19,386,351
3,539,254	Sulliden Mining Capital, Inc. ‡ *	820,887
23,458,053	Teranga Gold Corp. ‡ *	13,239,305
45,776,286	Torex Gold Resources, Inc. ‡ *	64,411,334
		1,202,899,110
China / Hong Kong: 2.5%
20,500,879	China Gold International Resources Corp. Ltd. (CAD) ‡ *	34,393,991
320,664,000	China Precious Metal Resources Holdings Co. Ltd. * † #	9,894,776
19,287,400	Real Gold Mining Ltd. * # §	—
		44,288,767
Monaco: 1.6%
3,275,140	Endeavour Mining Corp. (CAD) ‡ * †	27,929,022
South Africa: 3.9%
19,059,911	Harmony Gold Mining Co. Ltd. (USD) * †	69,378,076
Turkey: 1.4%
3,910,171	Koza Altin Isletmeleri AS † #	25,094,666
United Kingdom: 5.4%
68,003,567	Cenatamin Plc ‡ #	86,269,014
9,706,337	Highland Gold Mining Ltd.	9,207,606
38,603,767	Patagonia Gold Plc *	901,634
		96,378,254
United States: 8.6%
16,228,440	Alacer Gold Corp. (CAD) ‡ *	29,484,583
8,354,406	Coeur d’Alene Mines Corp. ‡ * †	46,951,762
4,317,235	Gold Resource Corp. ‡	10,059,158
24,611,606	Hecla Mining Co. ‡ †	68,420,265
71,691	Paramount Gold Nevada Corp. * †	103,235
		155,019,003
Total Common Stocks (Cost: $1,794,260,370)		1,791,843,529
MONEY MARKET FUND: 0.0% (Cost: $390,645)
390,645	Dreyfus Government Cash Management Fund	390,645
Total Investments Before Collateral for Securities Loaned: 99.8% (Cost: $1,794,651,015)		1,792,234,174

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 13.3%
Repurchase Agreements: 13.3%
$56,824,300	Repurchase agreement dated 3/31/16 with BNP Paribas Securities Corp. , 0.31%, due 4/1/16, proceeds $56,824,789; (collateralized by various U.S. government and agency obligations, 0.00% to 8.50%, due 11/15/16 to 2/1/46, valued at $57,960,789 including accrued interest)	56,824,300
56,824,300	Repurchase agreement dated 3/31/16 with Citigroup Global Markets, Inc. , 0.33%, due 4/1/16, proceeds $56,824,821; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 4/1/16 to 2/20/61, valued at $57,960,786 including accrued interest)	56,824,300
56,824,300	Repurchase agreement dated 3/31/16 with Credit Agricole CIB, 0.30%, due 4/1/16, proceeds $56,824,774; (collateralized by various U.S. government and agency obligations, 0.00% to 2.38%, due 6/30/18 to 8/15/44, valued at $57,960,795 including accrued interest)	56,824,300
56,824,300	Repurchase agreement dated 3/31/16 with Daiwa Capital Markets America, Inc., 0.36%, due 4/1/16, proceeds $56,824,868; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 5/31/16 to 9/9/49, valued at $57,960,786 including accrued interest)	56,824,300
11,960,946	Repurchase agreement dated 3/31/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.28%, due 4/1/16, proceeds $11,961,039; (collateralized by various U.S. government and agency obligations, 3.13% to 3.63%, due 11/15/41 to 2/15/44, valued at $12,200,166 including accrued interest)	11,960,946
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $239,258,146)		239,258,146
Total Investments: 113.1% (Cost: $2,033,909,161)		2,031,492,320
Liabilities in excess of other assets: (13.1)%		(234,712,031)
NET ASSETS: 100.0%		$1,796,780,289

CAD	Canadian Dollar
USD	United States Dollar

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $222,815,566.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $292,115,087 which represents 16.3% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $0 which represents 0.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Gold	29.9%	$535,968,331
Materials	64.5	1,156,155,348
Precious Metals & Minerals	0.8	13,383,672
Silver	4.8	86,336,178
Money Market Fund	0.0	390,645
	100.0%	$1,792,234,174

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2016 is set forth below:

Affiliates	Value 12/31/15		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 03/31/16
Alacer Gold Corp.	$—	(a)	$(5,800,445)	$2,000,713	$(64,033)	$—	$29,484,583
Alamos Gold, Inc.	52,823,141		(19,020,239)	5,219,652	1,360,779	—	97,642,085
Argonaut Gold, Inc.	7,207,452		(2,457,040)	675,763	(136,771)	—	13,859,134
Asanko Gold, Inc.	16,909,125		(8,139,997)	1,653,161	288,137	—	30,205,396
B2Gold Corp.	51,046,867		(21,914,525)	3,957,198	250,722	—	100,051,862
Beadell Resources Ltd.	5,792,241		(4,244,083)	707,846	104,375	—	15,530,673
Cenatamin Plc	56,583,430		(16,672,689)	5,330,025	1,323,206	—	86,269,014
China Gold International Resources Corp. Ltd.	—	(a)	(5,712,744)	2,186,039	(61,525)	—	34,393,991
China Precious Metal Resources Holdings Co. Ltd.	10,849,757		(2,018,856)	719,617	(335,387)	—	—	(b)
Coeur d’Alene Mines Corp.	19,465,924		(5,845,198)	2,193,174	554,003	—	46,951,762
Continental Gold, Inc.	—	(a)	(1,128,077)	511,917	(14,091)	—	8,643,516
Dundee Precious Metals, Inc.	—	(a)	(3,322,259)	478,466	(151,667)	—	12,482,038
Endeavour Mining Corp.	21,268,267		(859,463)	5,816,144	786,661	—	27,929,022
Endeavour Silver Corp.	10,272,697		(3,845,747)	999,672	1,477	—	20,169,378
First Majestic Silver Corp.	36,854,087		(12,709,306)	3,783,786	1,049,997	—	80,215,888
Fortuna Silver Mines, Inc.	18,387,950		(6,150,582)	2,079,303	549,746	—	35,749,237
Gold Resource Corp.	6,448,848		(1,711,960)	541,060	(128,206)	19,100	10,059,158
Guyana Goldfields, Inc.	—	(a)	(5,841,082)	1,605,821	375,787	—	27,807,132
Hecla Mining Co.	41,429,378		(12,067,139)	3,891,004	668,488	51,582	68,420,265
IAMGOLD Corp.	36,884,936		(5,315,704)	3,984,463	1,038,661	—	58,819,526
Independence Group NL	—		(64,142,186)	175,990	668	—	56,869,910
Kingsgate Consolidated Ltd.	4,038,167		(21,535)	4,753,267	(7,527,655)	—	—
Kirkland Lake Gold, Inc.	14,371,239		(7,344,933)	1,737,719	626,490	—	—	(b)
Lake Shore Gold Corp.	24,696,622		(13,278,123)	17,239,250	974,278	—	39,379,027
McEwen Mining, Inc.	15,101,226		(4,742,942)	1,777,423	643,783	—	29,594,296
Northern Star Resources Ltd.	71,554,817		(505,641)	102,577,415	61,189,581	—	—
OceanaGold Corp.	69,926,904		(498,787)	105,255,735	29,627,694	1,464,785	—
Osisko Gold Royalties Ltd.	53,845,590		(18,822,150)	4,035,329	45,967	207,783	73,963,607
Pan American Silver Corp.	53,323,244		(2,684,450)	8,178,770	1,685,546	100,275	82,928,339
Premier Gold Mines Ltd.	19,641,686		(3,812,865)	1,711,189	145,462	—	26,765,109
Pretium Resources, Inc.	—	(a)	(13,520,581)	2,630,875	2,084	—	49,216,993
Primero Mining Corp.	19,217,283		(6,314,304)	1,126,900	(454,989)	—	20,083,097
Regis Resources Ltd.	44,465,829		(3,775,911)	3,585,056	1,240,383	749,105	49,256,647
Sandstorm Gold Ltd.	22,137,120		(8,256,651)	1,777,854	(127,841)	—	33,772,709
Saracen Mineral Holdings Ltd.	19,708,944		(5,658,941)	2,216,925	1,251,256	—	36,135,306
Seabridge Gold, Inc.	25,027,062		(1,972,628)	2,044,552	556,987	—	32,752,360
Semafo, Inc.	40,838,743		(2,999,001)	3,712,724	910,011	—	56,778,329
Silver Standard Resources, Inc.	29,701,462		(6,342,502)	2,353,054	161,941	—	35,687,726
Silvercorp Metals, Inc.	5,331,037		(4,206,814)	692,553	29,292	—	19,386,351
Sulliden Mining Capital, Inc.	636,969		—	—	—	—	820,887
Teranga Gold Corp.	7,594,406		(1,637,359)	629,016	6,342	—	13,239,305
Torex Gold Resources, Inc.	40,215,837		(5,851,063)	3,737,342	670,287	—	64,411,334
	$973,598,287		$(321,166,502)	$320,283,762	$99,117,926	$2,592,630	$1,525,724,992

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.
(b)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$170,856,631	$—	$170,856,631
Canada	1,202,899,110	—	—	1,202,899,110
China / Hong Kong	34,393,991	9,894,776	0	44,288,767
Monaco	27,929,022	—	—	27,929,022
South Africa	69,378,076	—	—	69,378,076
Turkey	—	25,094,666	—	25,094,666
United Kingdom	10,109,240	86,269,014	—	96,378,254
United States	155,019,003	—	—	155,019,003
Money Market Fund	390,645	—	—	390,645
Repurchase Agreements	—	239,258,146	—	239,258,146
Total	$1,500,119,087	$531,373,233	$0	$2,031,492,320

There were no transfers between levels during the period ended March 31, 2016.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2016:

Common Stocks
China/Hong Kong
Balance as of December 31, 2015	$0
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of March 31, 2016	$0

See Notes to Schedules of Investments

NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.4%
Argentina: 0.1%
2,523	Cresud S.A.C.I.F. y A (ADR) *	$29,368
2,556	YPF SA (ADR)	45,701
		75,069
Australia: 3.7%
70,412	Alumina Ltd. #	70,293
12,634	Bega Cheese Ltd. #	57,245
91,398	BHP Billiton Ltd. #	1,185,187
16,098	BlueScope Steel Ltd. #	76,399
4,080	Caltex Australia Ltd. #	106,786
48,455	Fortescue Metals Group Ltd. † #	94,595
15,306	GrainCorp. Ltd. #	88,662
11,918	Iluka Resources Ltd. #	59,966
34,671	Newcrest Mining Ltd. * #	450,257
17,677	Oil Search Ltd. #	92,376
26,352	Origin Energy Ltd. #	102,994
24,017	Santos Ltd. #	74,678
151,550	South32 Ltd. * #	170,661
10,708	Woodside Petroleum Ltd. #	214,955
		2,845,054
Austria: 0.3%
2,127	OMV AG #	59,809
4,258	Verbund - Oesterreichische Elektrizis AG † #	54,405
3,139	Voestalpine AG #	104,848
		219,062
Brazil: 0.7%
11,397	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	75,220
19,758	Cia Siderurgica Nacional SA (ADR) †	38,923
5,250	Fibria Celulose SA	44,945
25,458	Gerdau SA (ADR)	45,315
22,495	Petroleo Brasileiro SA (ADR) *	131,371
4,050	SLC Agricola SA	18,056
43,064	Vale SA (ADR) †	181,299
		535,129
Canada: 10.5%
9,947	Agnico-Eagle Mines Ltd. (USD)	359,684
11,581	Agrium, Inc. (USD)	1,022,487
5,264	ARC Resources Ltd.	76,877
42,108	B2Gold Corp. * †	70,318
52,919	Barrick Gold Corp. (USD)	718,640
11,272	Cameco Corp. (USD)	144,733
16,544	Canadian Natural Resources Ltd. (USD)	446,688
1,400	Canadian Solar, Inc. (USD) *	26,992
1,756	Canfor Corp. *	24,233
7,285	Centerra Gold, Inc.	33,962
7,792	Detour Gold Corp. *	123,195
32,548	Eldorado Gold Corp. (USD)	102,852
13,968	Enbridge, Inc. (USD)	543,495
12,843	EnCana Corp. (USD)	78,214
19,632	First Quantum Minerals Ltd.	103,818
37,714	Goldcorp, Inc. (USD)	612,098
4,559	Husky Energy, Inc.	56,994
3,843	Imperial Oil Ltd. (USD)	128,356
55,865	Kinross Gold Corp. (USD) * †	189,941
17,831	Lundin Mining Corp. *	56,383
14,510	New Gold, Inc. *	54,408
6,903	Pan American Silver Corp. (USD)	75,036
70,124	Potash Corp. of Saskatchewan, Inc. (USD)	1,193,511
18,329	Silver Wheaton Corp. (USD)	303,895
23,897	Suncor Energy, Inc.	664,576
13,239	Teck Cominco Ltd. (USD) †	100,749
2,811	Tourmaline Oil Corp. *	59,765
10,614	TransCanada Corp. (USD) †	417,236
44,786	Turquoise Hill Resources Ltd. *	114,956
1,590	West Fraser Timber Co. Ltd.	64,057
43,015	Yamana Gold, Inc. (USD)	130,766
		8,098,915
Chile: 0.3%
91,085	Aguas Andinas SA	52,127
10,950	Antofagasta Plc (GBP) † #	73,643
29,518	Empresas CMPC SA	68,982
12,339	Inversiones Aguas Metropolitanas SA	19,627
		214,379
China / Hong Kong: 2.0%
112,000	Aluminum Corp of China Ltd. * #	35,658
30,400	Angang New Steel Co. Ltd. #	14,107
185,114	China Agri-Industries Holdings Ltd. * #	57,204
62,300	China Coal Energy Co. Ltd. #	25,850
32,800	China Gas Holdings Ltd. #	48,417
43,300	China Hongqiao Group Ltd. #	30,133
240,000	China Modern Dairy Holdings Ltd. #	52,721
102,800	China Molybdenum Co. Ltd. (Class H) #	16,819
26,600	China Oilfield Services Ltd. (Class H) #	20,843
385,027	China Petroleum & Chemical Corp. #	250,140
51,391	China Shenhua Energy Co. Ltd. #	80,866
243,079	CNOOC Ltd. #	283,714
11,400	Dongfang Electric Corp. Machinery Co. Ltd. #	9,431
68,700	Fosun International Ltd. #	97,891
62,600	Huaneng Power International, Inc. #	56,135
35,900	Jiangxi Copper Co. Ltd. (Class H) #	43,023
50,500	Kunlun Energy Co. Ltd. #	43,939
39,500	Lee & Man Paper Manufacturing Ltd. #	27,024
48,800	Maanshan Iron and Steel Co. Ltd. (Class H) * † #	9,063
39,657	Nine Dragons Paper Holdings Ltd. #	30,048
318,040	PetroChina Co. Ltd. (Class-H) #	210,518
12,000	Tianjin Capital Environmental Protection Group Co. Ltd. #	7,273
26,500	Yanzhou Coal Mining Co. Ltd. #	13,835
39,900	Zhaojin Mining Industry Co. Ltd. † #	30,774
261,561	Zijin Mining Group Ltd. #	80,511
		1,575,937
Denmark: 0.7%
7,473	Vestas Wind Systems A/S † #	527,395
Finland: 0.3%
1,937	Neste Oil Oyj #	63,746
8,759	Outokumpu Oyj * #	34,111
13,449	Stora Enso Oyj (R Shares) #	120,336
		218,193
France: 3.1%
11,891	Suez Environnement Co. #	217,996
1,799	Technip SA #	99,844
36,854	Total SA † #	1,679,339
16,127	Veolia Environnement SA #	388,721
		2,385,900
Germany: 0.6%
960	Aurubis AG #	47,772
1,093	BayWa AG #	36,970
160	KWS Saat AG #	52,271
2,077	Nordex SE * #	56,918
1,095	Salzgitter AG #	30,987
12,411	ThyssenKrupp AG #	257,433
		482,351
Hungary: 0.1%
964	MOL Hungarian Oil & Gas Plc #	57,973
India: 0.5%
11,954	Reliance Industries Ltd. (GDR) Reg S 144A	366,390
1,825	Vedanta Resources Plc (GBP) #	8,970
		375,360
Indonesia: 0.1%
26,444	Astra Agro Lestari Tbk PT #	36,266
234,500	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	32,157
		68,423
Ireland: 0.2%
5,540	Smurfit Kappa Group Plc (GBP) #	142,976
Italy: 0.8%
40,643	ENI SpA #	614,709
87,427	Saipem SpA * #	35,013
		649,722
Japan: 3.6%
9,300	Calbee, Inc. #	369,486
11,200	Daido Steel Co. #	38,820
3,100	Daio Paper Corp. † #	26,136
9,000	Dowa Holdings Co. Ltd. #	50,138
6,217	Hitachi Metals Ltd. #	64,197
3,600	Hokuetsu Kishu Paper Co. Ltd. #	21,451
16,400	Inpex Holdings, Inc. #	124,361
16,464	JFE Holdings, Inc. #	221,410
37,700	JX Holdings, Inc. #	145,352
103,535	Kobe Steel Ltd. #	91,122
3,665	Kurita Water Industries Ltd. #	83,591
37,229	Mitsubishi Materials Corp. † #	105,176
2,700	Nippon Paper Industries #	48,088
27,100	Nippon Steel Corp. #	520,245
23,214	Nippon Suisan Kaisha Ltd. #	112,812
22,450	Nisshin Seifun Group, Inc. #	357,007
23,176	OJI Paper Co. Ltd. #	93,209
5,470	Rengo Co. Ltd. #	27,638
3,983	Sumitomo Forestry Co. Ltd. #	45,783
16,223	Sumitomo Metal Mining Ltd. #	160,724
4,500	TonenGeneral Sekiyu KK #	40,757
1,400	Yamato Kogyo Co. Ltd. #	30,373
		2,777,876
Luxembourg: 0.6%
8,626	Adecoagro SA (USD) *	99,630
52,932	ArcelorMittal † #	239,143
3,568	Tenaris SA (ADR)	88,344
1,370	Ternium SA (ADR)	24,633
		451,750
Malaysia: 0.8%
18,451	Genting Plantation Bhd	52,967
238,294	IOI Corp. Bhd #	279,241
34,878	Kuala Lumpur Kepong Bhd #	214,509
44,400	Kulim Malaysia Bhd *	44,155
4,500	Petronas Dagangan Bhd	27,797
		618,669
Mexico: 0.8%
16,650	Gruma, SAB de CV	265,920
121,964	Grupo Mexico, SAB de CV	296,410
5,597	Industrias Penoles, SAB de CV	70,945
		633,275
Netherlands: 1.9%
640	Core Laboratories NV (USD) †	71,942
56,605	Royal Dutch Shell Plc (GBP) #	1,378,477
		1,450,419
Norway: 1.8%
28,672	Marine Harvest ASA #	441,613
38,891	Norsk Hydro ASA #	159,851
15,902	Statoil ASA #	248,467
14,757	Yara International ASA #	554,206
		1,404,137
Peru: 0.3%
8,388	Cia de Minas Buenaventura SA (ADR) *	61,736
5,291	Southern Copper Corp. (USD) †	146,614
		208,350
Poland: 0.3%
3,873	KGHM Polska Miedz SA #	79,030
4,654	Polski Koncern Naftowy Orlen SA † #	92,292
24,966	Polskie Gornictwo Naftowe I Gazownictwo SA #	35,629
		206,951
Portugal: 0.1%
6,293	Galp Energia, SGPS, SA #	79,135
4,350	Portucel-Empresa Productora de Pasta e Papel SA #	15,836
		94,971
Russia: 2.1%
7,723	Evraz Plc (GBP) * #	9,966
7,327	Lukoil PJSC (ADR) #	280,820
3,182	Magnitogorsk Iron & Steel Works (GDR) # Reg S	13,790
18,929	MMC Norilsk Nickel PJSC (ADR) #	243,936
1,055	Novatek OAO (GDR) # Reg S	94,583
2,390	Novolipetsk Steel (GDR) # Reg S	29,847
91,232	OAO Gazprom (ADR) #	392,427
6,839	PhosAgro OAO (GDR) Reg S	96,430
10,704	Polymetal International (GBP) #	104,099
1,911	Ros Agro Plc (GDR) # Reg S	32,135
16,017	Rosneft Oil Co. (GDR) # Reg S	72,515
5,010	Severstal OAO (GDR) # Reg S	52,930
14,578	Surgutneftegas OJSC (ADR) #	84,789
3,622	Tatneft PAO (ADR) #	114,856
		1,623,123
Singapore: 0.9%
576,419	Golden Agri-Resources Ltd. #	175,524
206,564	Wilmar International Ltd. #	515,577
		691,101
South Africa: 1.5%
2,695	Anglo American Platinum Ltd. * #	66,156
18,263	AngloGold Ashanti Ltd. (ADR) *	250,021
31,498	Gold Fields Ltd. (ADR)	124,102
16,827	Harmony Gold Mining Co. Ltd. (ADR) *	61,250
29,035	Impala Platinum Holdings Ltd. * #	92,528
8,672	Mondi Plc (GBP) #	165,958
15,711	Northern Platinum Ltd. * #	44,903
10,996	Sappi Ltd. * #	48,829
7,671	Sasol Ltd. #	228,496
29,918	Sibanye Gold Ltd. #	115,374
		1,197,617
South Korea: 1.4%
2,166	Hyundai Steel Co. #	105,245
392	Korea Zinc Co. Ltd. #	165,202
2,284	POSCO #	435,691
936	SK Energy Co. Ltd. #	141,069
630	S-Oil Corp. #	54,021
1,775	Woongjin Coway Co. Ltd. #	149,503
25	Young Poong Corp. #	23,898
		1,074,629
Spain: 0.5%
3,798	Acerinox SA #	43,940
7,451	Gamesa Corp. Tecnologica SA #	146,843
1,409	Pescanova SA * # §	—
16,124	Repsol YPF SA #	181,560
		372,343
Sweden: 1.0%
5,041	BillerudKorsnas AB #	82,409
7,790	Boliden AB #	124,441
1,203	Holmen AB (B Shares) #	39,405
3,244	Lundin Petroleum AB * #	54,913
5,025	SSAB AB (B Shares) * #	15,086
15,058	Svenska Cellulosa AB (B Shares) #	470,340
		786,594
Switzerland: 5.0%
182,963	Glencore Xstrata Plc (GBP) * #	411,686
7,806	Syngenta AG #	3,250,306
5,173	Transocean, Inc. (USD) †	47,281
13,292	Weatherford International Plc (USD) *	103,412
		3,812,685
Taiwan: 0.4%
354,172	China Steel Corp. #	246,307
25,420	Formosa Petrochemical Corp. #	73,039
		319,346
Thailand: 0.2%
21,000	PTT Exploration & Production PCL (NVDR) #	41,866
12,900	PTT PCL (NVDR) #	102,408
		144,274
Turkey: 0.2%
50,837	Eregli Demir ve Celik Fabrikalari TAS #	76,588
1,854	Tupras-Turkiye Petrol Rafinerileri AS * #	52,258
		128,846
United Kingdom: 6.2%
39,592	Anglo American Plc † #	312,383
275,134	BP Plc #	1,377,602
76,998	Centrica Plc #	251,726
83,285	CNH Industrial NV (USD)	563,007
21,890	DS Smith Plc #	128,158
13,721	Pennon Group Plc #	159,689
3,868	Petrofac Ltd. #	51,085
4,173	Randgold Resources Ltd. (ADR)	378,950
34,551	Rio Tinto Plc #	969,196
7,947	Severn Trent Plc #	247,739
22,741	United Utilities Group Plc #	301,244
		4,740,779
United States: 46.8%
5,943	AGCO Corp. †	295,367
37,447	Alcoa, Inc. †	358,742
3,102	Allegheny Technologies, Inc. †	50,563
1,218	American States Water Co.	47,941
7,684	Anadarko Petroleum Corp.	357,844
2,203	Andersons, Inc.	69,196
5,717	Apache Corp.	279,047
5,904	Aqua America, Inc.	187,865
49,901	Archer-Daniels-Midland Co.	1,811,905
6,617	Baker Hughes, Inc.	290,023
11,941	Bunge Ltd.	676,697
6,923	Cabot Oil & Gas Corp.	157,221
2,896	Cameron International Corp. *	194,177
1,334	Carpenter Technology Corp. †	45,663
19,537	CF Industries Holdings, Inc.	612,290
3,561	Cheniere Energy, Inc. *	120,469
28,460	Chevron Corp.	2,715,084
1,433	Cimarex Energy Co.	139,388
3,311	Commercial Metals Co.	56,188
1,952	Concho Resources, Inc. *	197,230
18,682	ConocoPhillips	752,324
1,240	Continental Resources, Inc. * †	37,646
3,366	Cree, Inc. * †	97,951
13,761	Darling International, Inc. *	181,232
25,109	Deere & Co. †	1,933,142
7,712	Devon Energy Corp.	211,617
1,480	Domtar Corp.	59,940
8,310	EOG Resources, Inc.	603,140
2,413	EQT Corp.	162,298
62,760	Exxon Mobil Corp.	5,246,108
2,545	First Solar, Inc. *	174,256
3,429	FMC Technologies, Inc. *	93,817
35,653	Freeport-McMoRan Copper & Gold, Inc. †	368,652
7,737	Graphic Packaging Holding Co.	99,420
12,972	Halliburton Co.	463,360
1,632	Helmerich & Payne, Inc.	95,831
4,002	Hess Corp.	210,705
2,668	HollyFrontier Corp.	94,234
6,026	Ingredion, Inc.	643,517
9,709	International Paper Co.	398,457
1,264	Itron, Inc. *	52,734
27,654	Kinder Morgan, Inc.	493,900
933	Lindsay Corp.	66,812
3,381	Louisiana-Pacific Corp. *	57,883
12,750	Marathon Oil Corp.	142,035
36,911	Monsanto Co.	3,238,571
29,548	Mosaic Co. †	797,796
2,444	Murphy Oil Corp. †	61,564
5,679	National Oilwell Varco, Inc. †	176,617
2,994	Newfield Exploration Co. *	99,551
24,035	Newmont Mining Corp.	638,850
6,481	Noble Energy, Inc.	203,568
9,055	Nucor Corp.	428,302
11,544	Occidental Petroleum Corp.	789,956
3,174	ONEOK, Inc. †	94,776
1,161	Ormat Technologies, Inc. †	47,880
2,226	Packaging Corp. of America †	134,450
7,095	Phillips 66	614,356
5,347	Pilgrim’s Pride Corp. *	135,814
2,467	Pioneer Natural Resources Co.	347,206
2,563	Range Resources Corp. †	82,990
2,047	Reliance Steel & Aluminum Co.	141,632
1,859	Royal Gold, Inc.	95,348
18,940	Schlumberger Ltd.	1,396,825
721	Schweitzer-Mauduit International, Inc.	22,697
23	Seaboard Corp. *	69,069
10,148	Spectra Energy Corp.	310,529
6,926	Steel Dynamics, Inc.	155,904
5,498	Stillwater Mining Co. *	58,554
1,824	Sunpower Corp. * †	40,748
1,803	Tesoro Corp.	155,076
11,210	Tractor Supply Co.	1,014,057
24,567	Tyson Foods, Inc.	1,637,636
4,166	United States Steel Corp. †	66,864
7,109	Valero Energy Corp.	455,971
5,995	WestRock Co.	233,985
18,641	Weyerhaeuser Co.	577,498
10,315	Williams Companies, Inc.	165,762
1,297	Worthington Industries, Inc.	46,225
		35,940,538
Total Common Stocks (Cost: $95,658,743)		77,150,111
MONEY MARKET FUND: 0.0% (Cost: $20,724)
20,724	Dreyfus Government Cash Management Fund	20,724
Total Investments Before Collateral for Securities Loaned: 100.4% (Cost: $95,679,467)		77,170,835

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 8.9%
Repurchase Agreements: 8.9%
$343,133	Repurchase agreement dated 3/31/16 with Credit Agricole CIB, 0.28%, due 4/1/16, proceeds $343,136; (collateralized by U.S. government obligations, 1.25%, due 3/31/21, valued at $349,996 including accrued interest)	343,133
1,630,153	Repurchase agreement dated 3/31/16 with Daiwa Capital Markets America, Inc., 0.36%, due 4/1/16, proceeds $1,630,169; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 5/31/16 to 9/9/49, valued at $1,662,756 including accrued interest)	1,630,153
1,630,153	Repurchase agreement dated 3/31/16 with Goldman Sachs & Co., 0.30%, due 4/1/16, proceeds $1,630,167; (collateralized by various U.S. government and agency obligations, 2.50% to 4.50%, due 1/1/20 to 9/1/45, valued at $1,662,756 including accrued interest)	1,630,153
1,630,153	Repurchase agreement dated 3/31/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.30%, due 4/1/16, proceeds $1,630,167; (collateralized by various U.S. government and agency obligations, 1.41% to 7.00%, due 5/15/24 to 1/20/66, valued at $1,662,756 including accrued interest)	1,630,153
1,630,153	Repurchase agreement dated 3/31/16 with RBC Capital Markets LLC, 0.28%, due 4/1/16, proceeds $1,630,166; (collateralized by various U.S. government and agency obligations, 1.75% to 6.00%, due 6/1/18 to 4/1/46, valued at $1,662,756 including accrued interest)	1,630,153
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $6,863,745)		6,863,745
Total Investments: 109.3% (Cost: $102,543,212)		84,034,580
Liabilities in excess of other assets: (9.3)%		(7,184,261)
NET ASSETS: 100.0%		$76,850,319

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $6,495,321.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $29,117,788 which represents 37.9% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $0 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $366,390, or 0.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	1.6%	$1,209,343
Consumer Staples	11.7	9,050,564
Energy	40.4	31,186,121
Financials	0.8	606,866
Industrials	5.0	3,824,640
Information Technology	0.5	392,681
Materials	37.2	28,723,164
Utilities	2.8	2,156,732
Money Market Fund	0.0	20,724
	100.0%	$77,170,835

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$75,069	$—	$—	$75,069
Australia	—	2,845,054	—	2,845,054
Austria	—	219,062	—	219,062
Brazil	535,129	—	—	535,129
Canada	8,098,915	—	—	8,098,915
Chile	140,736	73,643	—	214,379
China / Hong Kong	—	1,575,937	—	1,575,937
Denmark	—	527,395	—	527,395
Finland	—	218,193	—	218,193
France	—	2,385,900	—	2,385,900
Germany	—	482,351	—	482,351
Hungary	—	57,973	—	57,973
India	366,390	8,970	—	375,360
Indonesia	—	68,423	—	68,423
Ireland	—	142,976	—	142,976
Italy	—	649,722	—	649,722
Japan	—	2,777,876	—	2,777,876
Luxembourg	212,607	239,143	—	451,750
Malaysia	124,919	493,750	—	618,669
Mexico	633,275	—	—	633,275
Netherlands	71,942	1,378,477	—	1,450,419
Norway	—	1,404,137	—	1,404,137
Peru	208,350	—	—	208,350
Poland	—	206,951	—	206,951
Portugal	—	94,971	—	94,971
Russia	96,430	1,526,693	—	1,623,123
Singapore	—	691,101	—	691,101
South Africa	435,373	762,244	—	1,197,617
South Korea	—	1,074,629	—	1,074,629
Spain	—	372,343	0	372,343
Sweden	—	786,594	—	786,594
Switzerland	150,693	3,661,992	—	3,812,685
Taiwan	—	319,346	—	319,346
Thailand	—	144,274	—	144,274
Turkey	—	128,846	—	128,846
United Kingdom	941,957	3,798,822	—	4,740,779
United States	35,940,538	—	—	35,940,538
Money Market Fund	20,724	—	—	20,724
Repurchase Agreements	—	6,863,745	—	6,863,745
Total	$48,053,047	$35,981,533	$0	$84,034,580

During the period ended March 31, 2016, transfers of securities from Level 1 to Level 2 were $105,542 and transfers of securities from Level 2 to Level 1 were $528,076. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2016:

Common Stocks
Spain
Balance as of December 31, 2015	$0
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of March 31, 2016	$0

See Notes to Schedules of Investments

OIL REFINERS ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Australia: 4.8%
7,355	Caltex Australia Ltd. #	$192,503
China / Hong Kong: 1.9%
154,000	Sinopec Shanghai Petrochemical Co. Ltd. * #	78,181
Finland: 4.3%
5,347	Neste Oil Oyj #	175,969
India: 6.6%
8,759	Reliance Industries Ltd. (GDR) Reg S 144A	268,463
Israel: 1.3%
327	Paz Oil Co. Ltd. #	51,969
Japan: 13.3%
3,000	Cosmo Energy Holdings Co. Ltd. #	31,862
5,300	Idemitsu Kosan Co. Ltd. #	94,696
57,200	JX Holdings, Inc. #	220,535
8,200	Showa Shell Sekiyu KK #	73,651
13,000	TonenGeneral Sekiyu KK #	117,743
		538,487
Poland: 5.3%
10,764	Polski Koncern Naftowy Orlen SA #	213,458
Portugal: 4.5%
14,471	Galp Energia, SGPS, SA #	181,974
South Korea: 10.0%
1,557	SK Energy Co. Ltd. #	234,663
1,963	S-Oil Corp. #	168,322
		402,985
Taiwan: 4.6%
65,000	Formosa Petrochemical Corp. #	186,764
Thailand: 4.2%
500,600	IRPC PCL (NVDR) #	71,752
49,000	Thai Oil PCL (NVDR) #	96,290
		168,042
Turkey: 4.0%
5,781	Tupras-Turkiye Petrol Rafinerileri AS * #	162,947
United States: 35.1%
4,737	HollyFrontier Corp.	167,311
6,760	Marathon Petroleum Corp.	251,337
3,041	PBF Energy, Inc.	100,961
3,581	Phillips 66	310,079
2,395	Tesoro Corp.	205,994
4,758	Valero Energy Corp.	305,178
2,837	Western Refining, Inc.	82,528
		1,423,388
Total Common Stocks: 99.9% (Cost: $3,870,492)		4,045,130
Other assets less liabilities: 0.1%		4,918
NET ASSETS: 100.0%		$4,050,048

GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,353,279 which represents 58.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $268,463, or 6.6% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Energy	98.1%	$3,966,949
Materials	1.9	78,181
	100.0%	$4,045,130

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$192,503	$—	$192,503
China / Hong Kong	—	78,181	—	78,181
Finland	—	175,969	—	175,969
India	268,463	—	—	268,463
Israel	—	51,969	—	51,969
Japan	—	538,487	—	538,487
Poland	—	213,458	—	213,458
Portugal	—	181,974	—	181,974
South Korea	—	402,985	—	402,985
Taiwan	—	186,764	—	186,764
Thailand	—	168,042	—	168,042
Turkey	—	162,947	—	162,947
United States	1,423,388	—	—	1,423,388
Total	$1,691,851	$2,353,279	$—	$4,045,130

During the period ended March 31, 2016, transfers of securities from Level 2 to Level 1 were $280,305. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

OIL SERVICES ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Luxembourg: 4.6%
1,695,262	Tenaris SA (ADR) †	$41,974,687
Netherlands: 4.3%
342,090	Core Laboratories NV (USD) †	38,454,337
Switzerland: 8.1%
3,084,919	Transocean, Inc. (USD) †	28,196,160
5,739,620	Weatherford International Plc (USD) * †	44,654,244
		72,850,404
United Kingdom: 5.3%
1,959,854	Ensco Plc CL A (USD)	20,323,686
1,343,181	Noble Corp Plc (USD) †	13,901,923
4,041,150	Seadrill Ltd. (USD) * †	13,335,795
		47,561,404
United States: 77.7%
1,001,671	Baker Hughes, Inc.	43,903,240
670,226	Cameron International Corp. *	44,938,653
105,211	CARBO Ceramics, Inc. †	1,493,996
825,523	Diamond Offshore Drilling, Inc. †	17,938,615
1,576,110	FMC Technologies, Inc. *	43,122,370
3,825,741	Halliburton Co.	136,655,469
641,707	Helmerich & Payne, Inc. †	37,681,035
2,173,231	McDermott International, Inc. * †	8,888,515
3,104,272	Nabors Industries Ltd.	28,559,302
1,411,345	National Oilwell Varco, Inc. †	43,892,829
814,550	Oceaneering International, Inc.	27,075,642
454,121	Oil States International, Inc. *	14,313,894
1,319,939	Patterson-UTI Energy, Inc.	23,257,325
1,070,976	Rowan Companies Plc	17,242,714
2,436,351	Schlumberger Ltd.	179,680,886
1,609,147	Superior Energy Services, Inc.	21,546,478
234,472	Tidewater, Inc.	1,601,444
397,403	US Silica Holdings, Inc. †	9,028,996
		700,821,403
Total Common Stocks (Cost: $1,647,578,317)		901,662,235
MONEY MARKET FUND: 0.0% (Cost: $218,127)
218,127	Dreyfus Government Cash Management Fund	218,127
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $1,647,796,444)		901,880,362

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 17.0%
Repurchase Agreements: 17.0%
$23,258,464	Repurchase agreement dated 3/31/16 with BNP Paribas Securities Corp. , 0.30%, due 4/1/16, proceeds $23,258,658; (collateralized by various U.S. government and agency obligations, 0.00% to 8.13%, due 5/15/16 to 8/15/43, valued at $23,723,659 including accrued interest)	23,258,464
6,814,257	Repurchase agreement dated 3/31/16 with Citigroup Global Markets, Inc. , 0.31%, due 4/1/16, proceeds $6,814,316; (collateralized by various U.S. government and agency obligations, 0.00% to 1.50%, due 9/22/16 to 3/31/23, valued at $6,950,543 including accrued interest)	6,814,257
29,681,480	Repurchase agreement dated 3/31/16 with Citigroup Global Markets, Inc. , 0.33%, due 4/1/16, proceeds $29,681,752; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 4/1/16 to 2/20/61, valued at $30,275,109 including accrued interest)	29,681,480
20,919,273	Repurchase agreement dated 3/31/16 with Credit Agricole CIB, 0.30%, due 4/1/16, proceeds $20,919,447; (collateralized by various U.S. government and agency obligations, 0.00% to 2.38%, due 6/30/18 to 8/15/44, valued at $21,337,662 including accrued interest)	20,919,273
36,495,737	Repurchase agreement dated 3/31/16 with Daiwa Capital Markets America, Inc., 0.36%, due 4/1/16, proceeds $36,496,102; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 5/31/16 to 9/9/49, valued at $37,225,652 including accrued interest)	36,495,737
36,495,737	Repurchase agreement dated 3/31/16 with HSBC Securities USA, Inc., 0.29%, due 4/1/16, proceeds $36,496,031; (collateralized by various U.S. government and agency obligations, 1.38% to 6.50%, due 7/1/18 to 3/1/46, valued at $37,225,711 including accrued interest)	36,495,737
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $153,664,948)	153,664,948
Total Investments: 117.0% (Cost: $1,801,461,392)	1,055,545,310
Liabilities in excess of other assets: (17.0)%	(153,572,419)
NET ASSETS: 100.0%	$901,972,891

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $149,951,042.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Energy	1.0%	$9,028,996
Oil & Gas Drilling	22.2	200,436,555
Oil & Gas Equipment & Services	76.8	692,196,684
Money Market Fund	0.0	218,127
	100.0%	$901,880,362

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$901,662,235	$—	$—	$901,662,235
Money Market Fund	218,127	—	—	218,127
Repurchase Agreements	—	153,664,948	—	153,664,948
Total	$901,880,362	$153,664,948	$—	$1,055,545,310

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended March 31, 2016.

See Notes to Schedules of Investments

RARE EARTH/STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 95.8%
Australia: 16.7%
339,650	Iluka Resources Ltd. #	$1,708,973
775,380	Orocobre Ltd. * † #	1,735,085
4,615,062	Pilbara Minerals Ltd. *	1,544,309
		4,988,367
Canada: 3.1%
636,345	5N Plus, Inc. *	910,154
Chile: 5.0%
243,652	Molibdenos y Metales SA *	1,493,400
China / Hong Kong: 42.8%
3,837,536	China Molybdenum Co. Ltd. #	2,127,270
1,230,019	China Northern Rare Earth Group High-Tech Co. Ltd. #	2,416,810
18,339,895	China Rare Earth Holdings Ltd. * #	1,255,305
17,985,000	CITIC Dameng Holdings Ltd. * #	1,077,180
1,545,540	Jinduicheng Molybdenum Co. Ltd. #	1,881,216
114,622,964	North Mining Shares Co. Ltd. * #	1,286,846
909,470	Xiamen Tungsten Co. Ltd. #	2,690,865
		12,735,492
France: 5.1%
53,841	Eramet SA * † #	1,507,939
Japan: 7.2%
82,792	OSAKA Titanium Technologies Co. † #	1,124,935
141,947	Toho Titanium Co. Ltd. † #	1,024,785
		2,149,720
Malaysia: 4.3%
21,366,028	Lynas Corp. Ltd. (AUD) * † #	1,282,651
Mexico: 2.0%
1,411,972	Cia Minera Autlan SAB de CV *	607,211
South Africa: 5.0%
136,628	Assore Ltd. † #	1,493,607
United States: 4.6%
213,276	Tronox Ltd. †	1,362,834
Total Common Stocks (Cost: $42,809,919)		28,531,375
PREFERRED STOCKS: 4.4%
Brazil: 4.4% (Cost: $1,931,278)
617,723	Cia de Ferro Ligas da Bahia	1,307,258
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $44,741,197)		29,838,633

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 24.8%
Repurchase Agreements: 24.8%
$1,755,576	Repurchase agreement dated 3/31/16 with Citigroup Global Markets, Inc. , 0.33%, due 4/1/16, proceeds $1,755,592; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 4/1/16 to 2/20/61, valued at $1,790,687 including accrued interest)	1,755,576
1,755,576	Repurchase agreement dated 3/31/16 with Credit Agricole CIB, 0.30%, due 4/1/16, proceeds $1,755,591; (collateralized by various U.S. government and agency obligations, 0.00% to 2.38%, due 6/30/18 to 8/15/44, valued at $1,790,688 including accrued interest)	1,755,576
1,755,576	Repurchase agreement dated 3/31/16 with Daiwa Capital Markets America, Inc., 0.36%, due 4/1/16, proceeds $1,755,594; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 5/31/16 to 9/9/49, valued at $1,790,688 including accrued interest)	1,755,576
369,541	Repurchase agreement dated 3/31/16 with JP Morgan Securities LLC, 0.31%, due 4/1/16, proceeds $369,544; (collateralized by various U.S. government and agency obligations, 0.88% to 1.38%, due 2/28/17 to 3/31/20, valued at $376,936 including accrued interest)	369,541
1,755,576	Repurchase agreement dated 3/31/16 with RBC Capital Markets LLC, 0.28%, due 4/1/16, proceeds $1,755,590; (collateralized by various U.S. government and agency obligations, 1.75% to 6.00%, due 6/1/18 to 4/1/46, valued at $1,790,688 including accrued interest)	1,755,576
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $7,391,845)		7,391,845
Total Investments: 125.0% (Cost: $52,133,042)		37,230,478
Liabilities in excess of other assets: (25.0)%		(7,439,791)
NET ASSETS: 100.0%		$29,790,687

AUD	Australian Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $6,146,324.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $22,613,467 which represents 75.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Commodity Chemicals	4.6%	$1,362,834
Diversified Metals & Mining	40.8	12,178,441
Electronic Components	3.0	910,154
Materials	45.2	13,472,735
Steel	6.4	1,914,469
	100.0%	$29,838,633

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$1,544,309	$3,444,058	$—	$4,988,367
Canada	910,154	—	—	910,154
Chile	1,493,400	—	—	1,493,400
China / Hong Kong	—	12,735,492	—	12,735,492
France	—	1,507,939	—	1,507,939
Japan	—	2,149,720	—	2,149,720
Malaysia	—	1,282,651	—	1,282,651
Mexico	607,211	—	—	607,211
South Africa	—	1,493,607	—	1,493,607
United States	1,362,834	—	—	1,362,834
Preferred Stocks
Brazil	1,307,258	—	—	1,307,258
Repurchase Agreements	—	7,391,845	—	7,391,845
Total	$7,225,166	$30,005,312	$—	$37,230,478

There were no transfers between levels during the period ended March 31, 2016.

See Notes to Schedules of Investments

SOLAR ENERGY ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.2%
Canada: 4.6%
34,903	Canadian Solar, Inc. (USD) *	$672,930
China / Hong Kong: 32.9%
411,000	China Singyes Solar Technologies Holdings Ltd. † #	173,540
7,549,800	GCL-Poly Energy Holdings Ltd. #	1,247,735
1,842,000	Hanergy Thin Film Power Group Ltd. * # §	—
39,918	JA Solar Holdings Co. Ltd. (ADR) * †	343,694
23,019	JinkoSolar Holding Co. Ltd. (ADR) * †	481,327
2,780,000	Shunfeng International Clean Energy Ltd. * #	545,724
64,791	Trina Solar Ltd. (ADR) * †	644,022
2,758,000	United Photovoltaics Group Ltd. * #	227,863
3,116,000	Xinyi Solar Holdings Ltd. † #	1,111,839
		4,775,744
Germany: 6.8%
18,788	SMA Solar Technology AG * † #	978,008
Israel: 3.7%
21,340	SolarEdge Technologies, Inc. (USD) *	536,488
Spain: 2.9%
42,467	Saeta Yield SA #	422,673
Switzerland: 1.8%
72,488	Meyer Burger Technology AG * † #	260,716
Taiwan: 19.3%
460,000	E-Ton Solar Tech Co. Ltd. * #	160,672
28,500	Giga Solar Materials Corp. #	493,192
449,601	Gintech Energy Corp. * #	356,943
401,000	Motech Industries, Inc. * #	455,000
774,425	Neo Solar Power Corp. #	502,467
574,000	Sino-American Silicon Products, Inc. #	640,218
342,301	Solartech Energy Corp. #	191,377
		2,799,869
Thailand: 2.9%
12,047,000	Superblock PCL (NVDR) * #	420,535
United States: 25.3%
17,743	First Solar, Inc. *	1,214,863
1,859,029	Renewable Energy Corp. AS (NOK) * † #	313,180
37,685	SolarCity Corp. * †	926,297
221,949	SunEdison, Inc. * †	119,897
39,660	Sunpower Corp. * †	886,004
24,036	TerraForm Power, Inc.	207,911
		3,668,152
Total Common Stocks (Cost: $20,403,245)		14,535,115

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 26.9%
Repurchase Agreements: 26.9%
$1,000,000	Repurchase agreement dated 3/31/16 with Daiwa Capital Markets America, Inc., 0.36%, due 4/1/16, proceeds $1,000,010; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 5/31/16 to 9/9/49, valued at $1,020,000 including accrued interest)	1,000,000
904,276	Repurchase agreement dated 3/31/16 with Deutsche Bank Securities, Inc., 0.30%, due 4/1/16, proceeds $904,284; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 4/7/16 to 9/9/49, valued at $922,362 including accrued interest)	904,276
1,000,000	Repurchase agreement dated 3/31/16 with HSBC Securities USA, Inc., 0.29%, due 4/1/16, proceeds $1,000,008; (collateralized by various U.S. government and agency obligations, 1.38% to 6.50%, due 7/1/18 to 3/1/46, valued at $1,020,002 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 3/31/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.30%, due 4/1/16, proceeds $1,000,008; (collateralized by various U.S. government and agency obligations, 1.41% to 7.00%, due 5/15/24 to 1/20/66, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $3,904,276)		3,904,276
Total Investments: 127.1% (Cost: $24,307,521)		18,439,391
Liabilities in excess of other assets: (27.1)%		(3,926,867)
NET ASSETS: 100.0%		$14,512,524

ADR	American Depositary Receipt
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,677,738.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $8,501,682 which represents 58.6% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $0 which represents 0.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Construction & Engineering	1.2%	$173,540
Electrical Components & Equipment	6.4	926,297
Industrial Machinery	1.8	260,716
Information Technology	7.4	1,082,212
Semiconductor Equipment	31.6	4,590,889
Semiconductors	44.4	6,450,342
Utilities	7.2	1,051,119
	100.0%	$14,535,115

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Canada	$672,930	$—	$—	$672,930
China / Hong Kong	1,469,043	3,306,701	0	4,775,744
Germany	—	978,008	—	978,008
Israel	536,488	—	—	536,488
Spain	—	422,673	—	422,673
Switzerland	—	260,716	—	260,716
Taiwan	—	2,799,869	—	2,799,869
Thailand	—	420,535	—	420,535
United States	3,354,972	313,180	—	3,668,152
Repurchase Agreements	—	3,904,276	—	3,904,276
Total	$6,033,433	$12,405,958	$0	$18,439,391

There were no transfers between levels during the period ended March 31, 2016.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2016:

Common Stocks
China/Hong Kong
Balance as of December 31, 2015	$0
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of March 31, 2016	$0

See Notes to Schedules of Investments

STEEL ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.2%
Brazil: 18.6%
1,237,867	Cia Siderurgica Nacional SA (ADR) †	$2,438,598
1,633,696	Gerdau SA (ADR)	2,907,979
1,487,326	Vale SA (ADR) †	6,261,642
		11,608,219
India: 4.4%
496,459	Vedanta Ltd. (ADR)	2,730,525
Luxembourg: 17.5%
869,458	ArcelorMittal (USD) †	3,982,118
167,404	Tenaris SA (ADR)	4,144,923
155,075	Ternium SA (ADR)	2,788,248
		10,915,289
South Korea: 7.5%
98,907	POSCO (ADR)	4,681,268
United Kingdom: 13.4%
296,700	Rio Tinto Plc (ADR) †	8,387,709
United States: 38.8%
166,897	AK Steel Holding Corp. * †	689,285
101,922	Allegheny Technologies, Inc. †	1,661,329
43,828	Carpenter Technology Corp. †	1,500,232
168,549	Cliffs Natural Resources, Inc. * †	505,647
108,780	Commercial Metals Co.	1,845,997
29,309	Gibraltar Industries, Inc. *	838,237
9,576	LB Foster Co.	173,900
90,140	Nucor Corp.	4,263,622
10,253	Olympic Steel, Inc.	177,479
40,630	Reliance Steel & Aluminum Co.	2,811,190
25,029	Schnitzer Steel Industries, Inc.	461,535
126,803	Steel Dynamics, Inc.	2,854,336
59,903	SunCoke Energy, Inc.	389,370
41,381	TimkenSteel Corp. †	376,567
180,241	United States Steel Corp. †	2,892,868
77,688	Worthington Industries, Inc.	2,768,800
		24,210,394
Total Common Stocks (Cost: $113,004,209)		62,533,404
MONEY MARKET FUND: 0.0% (Cost: $14,387)
14,387	Dreyfus Government Cash Management Fund	14,387
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $113,018,596)		62,547,791

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 27.3%
Repurchase Agreements: 27.3%
$4,039,741	Repurchase agreement dated 3/31/16 with BNP Paribas Securities Corp. , 0.31%, due 4/1/16, proceeds $4,039,776; (collateralized by various U.S. government and agency obligations, 0.00% to 8.50%, due 11/15/16 to 2/1/46, valued at $4,120,536 including accrued interest)	4,039,741
850,322	Repurchase agreement dated 3/31/16 with Credit Agricole CIB, 0.28%, due 4/1/16, proceeds $850,329; (collateralized by U.S. government obligations, 1.25%, due 3/31/21, valued at $867,329 including accrued interest)	850,322
4,039,741	Repurchase agreement dated 3/31/16 with Daiwa Capital Markets America, Inc., 0.36%, due 4/1/16, proceeds $4,039,781; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 5/31/16 to 9/9/49, valued at $4,120,536 including accrued interest)	4,039,741
4,039,741	Repurchase agreement dated 3/31/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.30%, due 4/1/16, proceeds $4,039,775; (collateralized by various U.S. government and agency obligations, 1.41% to 7.00%, due 5/15/24 to 1/20/66, valued at $4,120,536 including accrued interest)	4,039,741
4,039,741	Repurchase agreement dated 3/31/16 with Mizuho Securities USA, Inc. , 0.34%, due 4/1/16, proceeds $4,039,779; (collateralized by various U.S. government and agency obligations, 1.94% to 9.50%, due 10/1/19 to 6/1/44, valued at $4,120,536 including accrued interest)	4,039,741
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $17,009,286)		17,009,286
Total Investments: 127.5% (Cost: $130,027,882)		79,557,077
Liabilities in excess of other assets: (27.5)%		(17,147,502)
NET ASSETS: 100.0%		$62,409,575

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $15,552,189.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Energy	6.6%	$4,144,923
Industrials	1.6	1,012,137
Materials	91.8	57,376,344
Money Market Fund	0.0	14,387
	100.0%	$62,547,791

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$62,533,404	$—	$—	$62,533,404
Money Market Fund	14,387	—	—	14,387
Repurchase Agreements	—	17,009,286	—	17,009,286
Total	$62,547,791	$17,009,286	$—	$79,557,077

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended March 31, 2016.

See Notes to Schedules of Investments

UNCONVENTIONAL OIL & GAS ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Canada: 18.5%
69,884	ARC Resources Ltd. †	$1,020,611
23,683	Birchcliff Energy Ltd. *	96,860
156,998	Cenovus Energy, Inc. (USD) †	2,040,974
103,448	Crescent Point Energy Corp. (USD)	1,431,720
123,511	EnCana Corp. (USD)	752,182
44,567	Enerplus Corp. (USD) †	175,148
62,944	Husky Energy, Inc.	786,891
30,102	MEG Energy Corp. *	152,436
27,831	Peyto Exploration & Development Corp.	621,623
28,717	PrairieSky Royalty Ltd. †	547,054
33,948	Tourmaline Oil Corp. *	721,767
64,857	Whitecap Resources, Inc. †	388,104
		8,735,370
United States: 81.4%
73,249	Anadarko Petroleum Corp.	3,411,206
19,059	Antero Resources Corp. * †	473,997
61,198	Apache Corp.	2,987,074
55,202	Cabot Oil & Gas Corp.	1,253,638
9,819	Carrizo Oil & Gas, Inc. * †	303,604
68,967	Chesapeake Energy Corp. †	284,144
14,321	Cimarex Energy Co.	1,393,004
16,147	Concho Resources, Inc. *	1,631,493
19,301	Continental Resources, Inc. * †	585,978
96,728	Devon Energy Corp.	2,654,216
8,628	Diamondback Energy, Inc. *	665,909
12,560	Energen Corp.	459,570
49,166	EOG Resources, Inc.	3,568,468
22,366	EQT Corp.	1,504,337
15,678	Gulfport Energy Corp. *	444,315
51,851	Hess Corp.	2,729,955
17,456	Laredo Petroleum, Inc. * †	138,426
116,395	Marathon Oil Corp.	1,296,640
13,288	Matador Resources Co. * †	251,941
20,419	Memorial Resource Development Corp. *	207,865
12,996	National Fuel Gas Co.	650,450
24,621	Newfield Exploration Co. *	818,648
59,250	Noble Energy, Inc.	1,861,043
28,347	Oasis Petroleum, Inc. * †	206,366
52,056	Occidental Petroleum Corp.	3,562,192
20,740	Pioneer Natural Resources Co.	2,918,948
27,625	QEP Resources, Inc.	389,789
22,732	Range Resources Corp. †	736,062
9,667	SM Energy Co. †	181,160
43,043	Southwestern Energy Co. * †	347,357
34,386	Whiting Petroleum Corp. * †	274,400
45,087	WPX Energy, Inc. *	315,158
		38,507,353
Total Common Stocks (Cost: $74,870,638)		47,242,723
MONEY MARKET FUND: 0.2% (Cost: $87,307)
87,307	Dreyfus Government Cash Management Fund	87,307
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $74,957,945)		47,330,030

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 10.9%
Repurchase Agreements: 10.9%
$1,227,620	Repurchase agreement dated 3/31/16 with BNP Paribas Securities Corp. , 0.31%, due 4/1/16, proceeds $1,227,631; (collateralized by various U.S. government and agency obligations, 0.00% to 8.50%, due 11/15/16 to 2/1/46, valued at $1,252,173 including accrued interest)	1,227,620
1,227,620	Repurchase agreement dated 3/31/16 with Daiwa Capital Markets America, Inc., 0.36%, due 4/1/16, proceeds $1,227,632; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 5/31/16 to 9/9/49, valued at $1,252,172 including accrued interest)	1,227,620
1,227,620	Repurchase agreement dated 3/31/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.30%, due 4/1/16, proceeds $1,227,630; (collateralized by various U.S. government and agency obligations, 1.41% to 7.00%, due 5/15/24 to 1/20/66, valued at $1,252,172 including accrued interest)	1,227,620
1,227,620	Repurchase agreement dated 3/31/16 with Mizuho Securities USA, Inc. , 0.34%, due 4/1/16, proceeds $1,227,632; (collateralized by various U.S. government and agency obligations, 1.94% to 9.50%, due 10/1/19 to 6/1/44, valued at $1,252,172 including accrued interest)	1,227,620
258,390	Repurchase agreement dated 3/31/16 with RBC Capital Markets LLC, 0.26%, due 4/1/16, proceeds $258,392; (collateralized by various U.S. government and agency obligations, 0.00% to 4.25%, due 5/15/16 to 8/15/40, valued at $263,558 including accrued interest)	258,390
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $5,168,870)		5,168,870
Total Investments: 111.0% (Cost: $80,126,815)		52,498,900
Liabilities in excess of other assets: (11.0)%		(5,201,591)
NET ASSETS: 100.0%		$47,297,309

USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $5,040,338.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Energy	14.2%	$6,722,294
Gas Utilities	1.4	650,450
Integrated Oil & Gas	19.2	9,120,012
Oil & Gas Exploration & Production	65.0	30,749,967
Money Market Fund	0.2	87,307
	100.0%	$47,330,030

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$47,242,723	$—	$—	$47,242,723
Money Market Fund	87,307	—	—	87,307
Repurchase Agreements	—	5,168,870	—	5,168,870
Total	$47,330,030	$5,168,870	$—	$52,498,900

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended March 31, 2016.

See Notes to Schedules of Investments

URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Canada: 1.9%
59,057	Cameco Corp. (USD)	$758,292
China / Hong Kong: 1.2%
1,418,000	CGN Power Co. Ltd. # Reg S 144A	480,552
Czech Republic: 1.1%
25,620	CEZ AS #	451,886
Finland: 2.6%
69,098	Fortum Oyj #	1,046,527
France: 1.4%
48,768	Electricite de France SA † #	546,784
Japan: 18.8%
50,700	Chugoku Electric Power Co., Inc. #	684,937
31,700	Hokuriku Electric Power Co. #	448,734
125,200	Kansai Electric Power Co., Inc. * #	1,109,222
70,800	Kyushu Electric Power Co., Inc. * † #	673,679
468,106	Mitsubishi Heavy Industries Ltd. #	1,741,414
32,200	Shikoku Electric Power Co., Inc. † #	432,094
79,800	Tohoku Electric Power Co., Inc. #	1,029,792
255,100	Tokyo Electric Power Co., Inc. * #	1,403,299
		7,523,171
Netherlands: 1.2%
13,450	Chicago Bridge & Iron Co. NV (USD) †	492,135
South Korea: 4.8%
73,833	Korea Electric Power Corp. (ADR) *	1,901,200
United Kingdom: 1.9%
54,424	Babcock International Group Plc #	741,654
United States: 65.1%
31,197	Ameren Corp.	1,562,970
35,115	Dominion Resources, Inc.	2,637,839
40,202	Duke Energy Corp.	3,243,497
19,550	Entergy Corp.	1,549,924
68,395	Exelon Corp.	2,452,645
42,367	FirstEnergy Corp.	1,523,941
26,803	NextEra Energy, Inc.	3,171,867
34,001	PG&E Corp.	2,030,540
12,687	Pinnacle West Capital Corp.	952,413
47,660	Public Service Enterprise Group, Inc.	2,246,692
55,016	The Southern Co.	2,845,978
43,045	Xcel Energy, Inc.	1,800,142
		26,018,448
Total Common Stocks (Cost: $38,047,286)		39,960,649

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 4.0%
Repurchase Agreements: 4.0%
$585,348	Repurchase agreement dated 3/31/16 with Citigroup Global Markets, Inc. , 0.31%, due 4/1/16, proceeds $585,353; (collateralized by various U.S. government and agency obligations, 0.00% to 1.50%, due 9/22/16 to 3/31/23, valued at $597,055 including accrued interest)	585,348
1,000,000	Repurchase agreement dated 3/31/16 with HSBC Securities USA, Inc., 0.29%, due 4/1/16, proceeds $1,000,008; (collateralized by various U.S. government and agency obligations, 1.38% to 6.50%, due 7/1/18 to 3/1/46, valued at $1,020,002 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $1,585,348)		1,585,348
Total Investments: 104.0% (Cost: $39,632,634)		41,545,997
Liabilities in excess of other assets: (4.0)%		(1,602,611)
NET ASSETS: 100.0%		$39,943,386

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,510,289.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $10,790,574 which represents 27.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $480,552, or 1.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Energy	1.9%	$758,292
Industrials	7.4	2,975,203
Utilities	90.7	36,227,154
	100.0%	$39,960,649

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Canada	$758,292	$—	$—	$758,292
China / Hong Kong	—	480,552	—	480,552
Czech Republic	—	451,886	—	451,886
Finland	—	1,046,527	—	1,046,527
France	—	546,784	—	546,784
Japan	—	7,523,171	—	7,523,171
Netherlands	492,135	—	—	492,135
South Korea	1,901,200	—	—	1,901,200
United Kingdom	—	741,654	—	741,654
United States	26,018,448	—	—	26,018,448
Repurchase Agreements	—	1,585,348	—	1,585,348
Total	$29,170,075	$12,375,922	$—	$41,545,997

There were no transfers between levels during the period ended March 31, 2016.

See Notes to Schedules of Investments

VANECK VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2016 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”). The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes–As of March 31, 2016, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Agribusiness ETF	$1,018,805,605	$84,713,076	$(221,813,212)	$(137,100,136)
Coal ETF	97,116,337	1,101,560	(52,560,883)	(51,459,323)
Global Alternative Energy ETF	128,147,303	14,181,802	(21,706,608)	(7,524,806)
Gold Miners ETF	7,784,068,424	306,285,751	(1,680,599,609)	(1,374,313,858)
Junior Gold Miners ETF	2,058,014,370	237,080,326	(263,602,376)	(26,522,050)
Natural Resources ETF	102,836,033	6,274,676	(25,076,129)	(18,801,453)
Oil Refiners ETF	3,870,492	426,892	(252,254)	174,638
Oil Services ETF	1,801,420,623	—	(745,875,313)	(745,875,313)
Rare Earth/Strategic Metals ETF	60,212,761	1,630,807	(24,613,090)	(22,982,283)
Solar Energy ETF	24,655,604	1,093,459	(7,309,672)	(6,216,213)
Steel ETF	130,974,552	797,298	(52,214,773)	(51,417,475)
Unconventional Oil & Gas ETF	80,460,737	35,352	(27,997,189)	(27,961,837)
Uranium+Nuclear Energy ETF	39,778,409	4,777,698	(3,010,110)	1,767,588

Other–As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers held by the Funds.

Subsequent Event– Effective May 1, 2016, Van Eck Global and all of its businesses and investment offerings will operate under the single global brand VanEck.  Accordingly, the Registrant and each Fund will be renamed as follows:

Current Registrant Name /Current Fund Name	New Registrant Name /New Fund Name, effective May 1, 2016
Market Vectors Agribusiness ETF	VanEck Vectors Agribusiness ETF
Market Vectors Coal ETF	VanEck Vectors Coal ETF
Market Vectors Global Alternative Energy ETF	VanEck Vectors Global Alternative Energy ETF
Market Vectors Gold Miners ETF	VanEck Vectors Gold Miners ETF
Market Vectors Junior Gold Miners ETF	VanEck Vectors Junior Gold Miners ETF
Market Vectors Natural Resources ETF	VanEck Vectors Natural Resources ETF
Market Vectors Oil Refiners ETF	VanEck Vectors Oil Refiners ETF
Market Vectors Oil Services ETF	VanEck Vectors Oil Services ETF
Market Vectors Rare Earth/Strategic Metals ETF	VanEck Vectors Rare Earth/Strategic Metals ETF
Market Vectors Solar Energy ETF	VanEck Vectors Solar Energy ETF
Market Vectors Steel ETF	VanEck Vectors Steel ETF
Market Vectors Unconventional Oil & Gas ETF	VanEck Vectors Unconventional Oil & Gas ETF
Market Vectors Uranium+Nuclear Energy ETF	VanEck Vectors Uranium+Nuclear Energy ETF

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Vectors ETF Trust

Date: May 27, 2016

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: May 27, 2016